Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance at the beginning of the year	¥ 90,049	¥ 73,596	¥ 34,501
Additions	6,404	20,122	37,961
Acquisition of subsidiaries	22	1,529	1,147
Reversals	(13,982)	(3,968)	(13)
Expiration	(5,404)	(166)
Disposal of subsidiaries	(152)	(1,064)
Balance at end of the year	¥ 76,937	¥ 90,049	¥ 73,596